Marketable Securities (Tables)	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019
Marketable Securities [Abstract]
Schedule of marketable securities

	Cost Basis $	Unrealized Gains $	Unrealized Losses $	Total $
August 31, 2019
Common stock	81,250	9,335	(12,124)
Total	81,250	9,335	(26,973)	63,612
February 29, 2020
Common stock	81,250	1,782	(41,771)
Total	81,250	11,117	(68,744)	23,623

	Cost Basis $	Unrealized Gains $	Unrealized Losses $	Total $
August 31, 2018
Common Stock	25,000	—	(14,849)
Total	25,000	—	(14,849)	10,151
August 31, 2019
Common Stock	81,250	9,335	(12,124)
Total	81,250	9,335	(26,973)	63,612